Income Taxes (Details) - Nukkleus Inc.[Member]	12 Months Ended
Sep. 30, 2022 USD ($)
Income Taxes (Details) [Line Items]
Net operating loss carry-forwards	$ 3,034,165
Loss carryforwards limitations	$ 258,405
Foreign income tax returns description	The federal, state and foreign income tax returns of the Company are subject to examination by various tax authorities, generally for three years after they are filed.
Malta [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry-forwards	$ 576,724
United Kingdom [Member]
Income Taxes (Details) [Line Items]
Net operating loss carry-forwards	$ 390,913